Consolidated statement of financial position ₨ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Non-current assets
Property, plant and equipment	$ 2,247	₨ 155,434	₨ 241,694
Intangible assets and goodwill	32,338	2,236,481	2,225,263
Prepayments and other assets	114	7,866	11,238
Other financial assets	443	30,631	62,259
Term deposits	340	23,548	6,187
Other non financial assets	3,686	254,914	116,939
Deferred tax asset	1,781	123,169	102,649
Total non-current assets	40,949	2,832,043	2,766,229
Current assets
Inventories	55	3,807	23,175
Trade receivables and other receivables	71,158	4,921,270	3,976,751
Prepayments and other assets	13,012	899,908	977,822
Income tax recoverable	7,166	495,583	321,893
Other financial assets	3,358	232,287	79,887
Term deposits	14,546	1,005,985	1,005,957
Cash and cash equivalents	31,247	2,161,014	2,465,073
Total current assets	140,542	9,719,854	8,850,558
Total assets	181,491	12,551,897	11,616,787
Equity
Share capital	10	713	638
Share premium	273,050	18,884,105	14,962,615
Treasury Shares	(162)	(11,219)	(30,084)
Accumulated deficit	(249,514)	(17,256,409)	(16,002,266)
Other capital reserve	10,642	735,988	832,964
Foreign currency translation reserve	94	6,571	11,215
Total equity attributable to equity holders of the Company	34,120	2,359,749	(224,918)
Total non-controlling Interest	281	19,421	(361)
Total equity	34,401	2,379,170	(225,279)
Non-current liabilities
Borrowings	356	24,587	359,969
Trade and other payables	45	3,097
Deferred tax liability	615	42,503	44,460
Employee benefits	1,183	81,849	73,322
Deferred revenue	1,394	96,392	599,612
Other financial liabilities	1	94	84
Other non-financial liability	33	2,303	5,815
Total non-current liabilities	3,627	250,825	1,083,262
Current liabilities
Borrowings	16,654	1,151,818	491,860
Trade and other payables	76,127	5,264,949	5,049,630
Employee benefits	1,405	97,156	81,311
Deferred revenue	8,377	579,319	871,098
Income taxes payable	59	4,080	2,755
Other financial liabilities	25,393	1,756,203	3,016,203
Other current liabilities	15,448	1,068,377	1,245,947
Total current liabilities	143,463	9,921,902	10,758,804
Total liabilities	147,090	10,172,727	11,842,066
Total equity and liabilities	$ 181,491	₨ 12,551,897	₨ 11,616,787